UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Arizona - 82.2%
Arizona Brd of Regents (Univ of Arizona Cop)
Series 2012C
5.00%, 6/01/29	$3,400	$3,561,330
Arizona COP
AGM Series 2008A
5.00%, 9/01/24	6,000	6,337,680
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,372,360
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,012,570
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	754,988
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009D
5.00%, 7/01/28	1,000	1,023,090
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,021,338
Arizona Trnsp Brd Hwy
Series 2011A
5.25%, 7/01/29	1,500	1,653,900
Series 2013A
5.00%, 7/01/30	1,525	1,649,775
Arizona Wtr Infra Fin Auth
Series 2006A
5.00%, 10/01/16 (Pre-refunded/ETM)	4,000	4,499,000
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	375	340,703
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,374,842
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	979	979,362
Estrella Mtn CFD AZ Golf Vlg
Series 2001A
7.875%, 7/01/25	1,924	1,925,962
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,417,750
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,126,420
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	3,159,905
Greater AZ Dev Auth
NPFGC Series 2005A
5.00%, 8/01/21	1,600	1,654,928

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2005B
5.00%, 8/01/25	$4,320	$4,441,997
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	430	429,991
Maricopa Cnty AZ USD #89 GO
Series 2008C
6.25%, 7/01/26	3,700	4,150,808
Mesa AZ Excise Tax
5.00%, 7/01/32	5,000	5,253,900
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,271,020
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,013,610
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,416,559
Series 2010A
5.00%, 7/01/31	2,000	2,038,800
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 2005A
5.00%, 7/01/23	5,500	5,717,360
Phoenix AZ IDA (Arizona Lease- Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,012,333
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	235,383
Phoenix AZ IDA (Higley AZ USD #60 Lease)
5.00%, 12/01/32	3,500	3,529,855
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	897,160
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,455,045
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,086,370
AGM
5.00%, 7/01/25	2,000	2,198,280
Pima County Regional Transportation Auth
5.00%, 6/01/26	4,000	4,371,800
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,411,620
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/29	$3,400	$3,620,252
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,266,361
Series 2007
5.00%, 12/01/37	1,000	963,490
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,560,450
AGM
5.00%, 9/01/35	1,500	1,512,570
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	510	511,005
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	872	872,000
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,481,540
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 2002A
5.00%, 7/15/32	1,000	967,150
Tucson AZ Wtr Sys
5.00%, 7/01/28-7/01/29	2,360	2,511,518

		114,064,130

District of Columbia - 1.7%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	2,040	2,285,392

Illinois - 4.0%
Chicago IL Wtr
5.00%, 11/01/28	2,000	2,025,480
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,360	2,445,479
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/28	1,000	1,049,810

		5,520,769

Massachusetts - 0.8%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32	1,000	1,071,730

New York - 0.6%
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	824,059

Puerto Rico - 7.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20-7/01/22	6,400	4,907,020

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	$575	$427,265
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,857,096
5.125%, 12/01/27	385	376,561
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 2000A
6.125%, 11/15/30	1,500	1,504,530
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/18	1,855	1,501,789

		10,574,261

Texas - 2.1%
Austin TX Wtr & Wstwtr Sys
Series 2013A
5.00%, 11/15/28	1,460	1,606,482
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	908,006
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	450,034

		2,964,522

Total Investments - 99.0% (cost $138,876,717) (a)		137,304,863
Other assets less liabilities - 1.0%		1,433,440

Net Assets - 100.0%		$138,738,303

(a)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,375,437 and gross unrealized depreciation of investments was $(4,947,291), resulting in net unrealized depreciation of $(1,571,854).

As of December 31, 2013, the Fund held 34.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District

IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$126,097,447		$11,207,416		$137,304,863

Total Investments in Securities		– 0	–	126,097,447		11,207,416		137,304,863
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$126,097,447		$11,207,416		$137,304,863

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$12,894,560		$12,894,560
Accrued discounts/(premiums)	2,310		2,310
Realized gain (loss)	20,840		20,840
Change in unrealized appreciation/depreciation	(39,272)		(39,272)
Purchases	– 0	–	– 0	–
Sales	(1,671,022)		(1,671,022)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$11,207,416		$11,207,416

Net change in unrealized appreciation/depreciationfrom Investments held as of 12/31/13	$(29,833)		$(29,833)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$11,207,416	Third Party Vendor	Evaluated Quotes	$90.85 – $100.20/$98.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 98.3%
Massachusetts - 78.9%
Boston MA Wtr & Swr Comm
Series 2009A
5.00%, 11/01/26	$2,000	$2,214,940
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,450,380
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,477,257
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2010B
5.00%, 7/01/29	645	692,575
Series 2012B
5.00%, 7/01/28	1,025	1,109,194
Massachusetts College Bldg Auth
AMBAC Series 2006A
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,914,547
Massachusetts ComWlth Trnsp Fund (Massachusetts Gas Tax)
5.00%, 6/15/27	2,955	3,290,186
Series 2013
5.00%, 6/01/31	2,500	2,708,900
Massachusetts Dev Fin Agy
AGC Series 2005D
5.00%, 7/01/15 (Pre-refunded/ETM)	3,500	3,744,825
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,653,450
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	3,970,609
Massachusetts Dev Fin Agy (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,470,382
Massachusetts Dev Fin Agy (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,553,275
Massachusetts Dev Fin Agy (Brandeis Univ)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,497,725
Series 2010O-2
5.00%, 10/01/28	3,500	3,731,175
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,550	1,316,663
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,309,103
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
4.00%, 7/01/32	1,000	912,840

	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.00%, 7/01/27	$1,720	$1,706,670
Massachusetts Dev Fin Agy (Olin College)
Series 2013E
5.00%, 11/01/38-11/01/43	7,925	7,962,441
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	6,774,420
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	7,384,090
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,460	1,632,981
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,570,905
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,373,823
Massachusetts GO
Series 2008A
5.00%, 9/01/28	2,800	3,036,712
Massachusetts Hlth & Ed Facs Auth
Series 2007L
5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	5,181,789
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,238,800
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 2009A
5.25%, 11/15/23	2,000	2,294,460
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	983,071
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
Series 2009O
5.75%, 7/01/26	6,500	7,601,750
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
Series 2007E
5.00%, 7/15/22	1,220	1,230,175
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,431,093
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.25%, 7/01/29	2,500	2,666,500
Series 2007G-5
5.00%, 7/01/27	2,000	2,124,640
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/30	$3,860	$4,092,179
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
Series 2009A
6.00%, 7/01/24	2,000	2,162,560
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,506,775
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
Series 2008B
5.25%, 6/01/26	1,905	2,081,327
5.375%, 6/01/27	3,060	3,340,388
Massachusetts Port Auth
5.00%, 7/01/32	1,430	1,509,908
Series 2010B
5.00%, 7/01/34	2,750	2,823,480
Massachusetts Port Auth (US Airways)
NPFGC Series 1996A
5.875%, 9/01/23	2,000	2,006,300
Massachusetts Sch Bldg Auth
NPFGC Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,535,710
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	3,968,831
Series 2013A
5.00%, 5/15/32	2,500	2,679,325
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
Zero Coupon, 6/01/20 (a)	2,000	2,103,480
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/25	3,000	3,379,320
Series 200410
5.00%, 8/01/24	125	127,738
Series 200612
5.00%, 8/01/20	3,000	3,315,750
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	4,425	4,862,516
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,469,320
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,289,920
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
Series 20082
5.00%, 5/01/26-5/01/27	6,000	6,470,599

		199,937,772

Arizona - 2.5%
Arizona Sports & Tourism Auth
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/29	$4,065	$4,230,324
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	330	299,818
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,159,942
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	635,903

		6,325,987

California - 0.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,184,122
Series 2008A
5.50%, 8/15/23	360	398,293

		1,582,415

District of Columbia - 2.2%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	5,690,981

Florida - 0.6%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (b)	1,750	1,394,977

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	518,240

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	439,570
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	361	361,173

		800,743

Michigan - 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,605	1,611,276

Nevada - 0.3%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	675,465

New York - 3.0%
Metropolitan Trnsp Auth NY

	Principal Amount (000)	U.S. $ Value
Series 2011D
5.00%, 11/15/28	$6,065	$6,382,442
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	585	648,092
New York NY GO
Series 2006J
5.00%, 6/01/22	500	541,900

		7,572,434

Ohio - 1.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,733,969

Puerto Rico - 5.7%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	850	711,221
Series 2008W
5.375%, 7/01/23	2,065	1,507,760
Series 2010 ZZ
5.25%, 7/01/24	3,000	2,116,290
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	417,215
Series 2006A
5.25%, 7/01/22	500	380,415
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	455,595
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	695,188
5.125%, 12/01/27	1,965	1,921,927
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,401,136
FGIC Series 2003G
5.25%, 7/01/14	870	868,251
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	275	203,937
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/19	1,025	796,507

		14,475,442

Texas - 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,178,246
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)

	Principal Amount (000)	U.S. $ Value
6.875%, 12/31/39	$545	$583,973

		1,762,219

Virginia - 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	1,000	897,080

Washington - 0.5%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,245	1,332,088

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	750	790,710

Total Municipal Obligations (cost $244,671,217)		249,101,798

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (d) (cost $371,275)	371,275	371,275

Total Investments - 98.4% (cost $245,042,492) (e)		249,473,073
Other assets less liabilities - 1.6%		3,978,003

Net Assets - 100.0%		$253,451,076

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$922,139

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2013.
(b)	Illiquid security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of this security amounted to $790,710 or 0.3% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,706,763 and gross unrealized depreciation of investments was $(5,276,182), resulting in net unrealized appreciation of $4,430,581.

As of December 31, 2013, the Fund held 13.6% of net assets in insured bonds (of this amount 45.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$240,264,529		$8,837,269		$249,101,798
Short-Term Investments		371,275		– 0	–	– 0	–	371,275

Total Investments in Securities		371,275		240,264,529		8,837,269		249,473,073
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	922,139		– 0	–	922,139
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$371,275		$241,186,668		$8,837,269		$250,395,212

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and level 2 during the reporting period.

The Portfolio recognizes all transfers between level of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$8,916,723		$8,916,723
Accrued discounts/(premiums)	(6,927)		(6,927)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(72,527)		(72,527)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$8,837,269		$8,837,269

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(72,527)		$(72,527)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$8,837,269	Third Party Vendor	Evaluated Quotes	$79.71 – $111.08/$102.38

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.5%
Michigan - 77.0%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	$2,365	$2,343,195
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	1,910,000
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	2,000	1,796,960
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,814,991
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	2,250	2,443,657
Grand Rapids MI Santn Swr
5.00%, 1/01/30	1,180	1,288,820
Lansing MI Cmnty Clg GO
5.00%, 5/01/32	1,240	1,296,618
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,756,620
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/23-10/01/30	4,000	4,451,930
Michigan Finance Auth (Oakwood Obl Grp)
5.00%, 8/15/31	1,500	1,503,330
Michigan HDA MFHR (Danbury Manor Apts)
Series 2002A
5.30%, 6/01/35	2,385	2,416,100
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,614,672
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	1,054,820
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,875	1,882,331
Michigan State Univ
Series 2013A
5.00%, 8/15/38	2,000	2,077,220
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (a)	650	612,313
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	500	438,225
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,198,009

	Principal Amount (000)	U.S. $ Value
Michigan Tech Univ
Series 2012A
5.00%, 10/01/26	$1,550	$1,657,493
Series 2013A
5.00%, 10/01/26	1,175	1,273,853
Michigan Trunk Line Spl Tax
5.00%, 11/15/30	1,000	1,055,130
Oakland Univ
5.00%, 3/01/27-3/01/32	2,600	2,705,214
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,020,905
Plymouth-Canton MI SD GO
Series 2012A
5.00%, 5/01/25	1,425	1,555,587
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 2010H
5.00%, 7/01/30	500	497,220
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,469,659

		48,134,872

Arizona - 0.3%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	205	186,251

Florida - 3.1%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (b)	1,835	1,462,734
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	500	493,125

		1,955,859

Illinois - 1.2%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	480	388,992
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	360	360,173

		749,165

Massachusetts - 0.7%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	429,547

Ohio - 3.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,218,735

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 11.9%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	$1,000	$836,730
Series 2008W
5.375%, 7/01/23	1,120	817,768
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,216,373
5.125%, 12/01/27	145	141,822
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 2000A
6.125%, 11/15/30	3,000	3,009,060
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	275	203,937
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,368
5.50%, 8/01/28	1,475	1,159,896

		7,415,954

Tennessee - 0.6%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	400	398,672

Texas - 1.2%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	508,051
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	251,805

		759,856

Total Investments - 99.5% (cost $65,134,773) (c)		62,248,911
Other assets less liabilities - 0.5%		299,438

Net Assets - 100.0%		$62,548,349

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of this security amounted to $612,313 or 1.0% of net assets.
(c)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $737,171 and gross unrealized depreciation of investments was $(3,623,033), resulting in net unrealized depreciation of $(2,885,862).

As of December 31, 2013, the Fund held 18.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,822,348		$5,426,563		$62,248,911

Total Investments in Securities		– 0	–	56,822,348		5,426,563		62,248,911
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$56,822,348		$5,426,563		$62,248,911

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,565,705		$5,565,705
Accrued discounts/(premiums)	2,158		2,158
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(116,300)		(116,300)
Purchases	– 0	–	– 0	–
Sales	(25,000)		(25,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$5,426,563		$5,426,563

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(116,300)		$(116,300)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,426,563	Third Party Vendor	Evaluated Quotes	$79.71 – $101.30/$92.79

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.6%
Long-Term Municipal Bonds - 96.6%
Minnesota - 96.6%
Central MN Muni Pwr Agy
5.00%, 1/01/22-1/01/32	$2,850	$3,063,257
Chaska MN Elec Sys
Series 2005A
5.25%, 10/01/25	1,000	1,067,030
Farmington MN ISD #190 GO
AGM Series 2005B
5.00%, 2/01/24	3,875	4,006,711
Hennepin Cnty MN Sales Tax (Ballpark Proj)
Series 2008B
5.00%, 12/15/23	3,475	3,810,059
Hutchinson MN Pub Util
Series 2012A
5.00%, 12/01/25	420	466,124
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	667,336
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,170,199
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,139,030
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 2005D
5.00%, 11/15/30	1,000	1,007,880
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,041,830
Series 2010A
5.00%, 8/15/30	1,000	1,017,100
5.25%, 8/15/25	500	538,065
Minneapolis-St Paul MN Intl Arpt
Series 2012B
5.00%, 1/01/29-1/01/31	1,900	2,001,154
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series 2010A
5.00%, 1/01/30	1,250	1,342,087
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,219,540
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,098,710
Minnesota GO
Series 2008A
5.00%, 6/01/21	3,000	3,372,720
Minnesota Hgr Ed Fac Auth (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,139,260

	Principal Amount (000)	U.S. $ Value
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	$2,770	$2,917,807
Minnesota Hgr Ed Fac Auth (St. Catherine Univ)
Series 2012S
5.00%, 10/01/32	1,400	1,374,842
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	793,751
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,020,090
Minnesota Hgr Ed Fac Auth (Univ of St. Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,022,380
5.25%, 10/01/34	1,000	1,019,010
Series 2009
5.00%, 10/01/29	1,000	1,060,210
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,168,090
Series 2004A
5.25%, 10/01/24	500	515,800
Minnesota St Clg & Univ
Series 2013A
4.00%, 10/01/29	3,550	3,583,760
Minnetonka MN MFHR (Archer Heights Apts)
Series 1999A
5.30%, 1/20/27	1,620	1,620,227
No St Paul Maplewd MN ISD #622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,710,953
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,588,274
Rochester MN Electric Util
Series 2013B
5.00%, 12/01/43	1,000	1,044,440
Rochester MN Hlth Care Fac (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,020,120
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 2004
5.10%, 9/01/25	600	602,562
St Paul MN Port Auth (Minnesota Lease St Office Bldg)
Series 20133
5.00%, 12/01/24	3,945	4,461,203
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,580,475

	Principal Amount (000)	U.S. $ Value
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	$1,150	$1,213,929
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	1,977,039
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,284,060
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,212,629
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,906,270
Western MN Mun Pwr Agy
Series 2012A
5.00%, 1/01/27-1/01/30	3,090	3,361,259
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	999,950

Total Municipal Obligations (cost $80,854,420)		82,227,222

	Shares
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (a) (cost $2,305,717)	2,305,717	2,305,717

Total Investments - 99.3% (cost $83,160,137) (b)		84,532,939
Other assets less liabilities - 0.7%		592,899

Net Assets - 100.0%		$85,125,838

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA	*	4.071%	$355,143

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,620,902 and gross unrealized depreciation of investments was $(1,248,100), resulting in net unrealized appreciation of $1,372,802.

As of December 31, 2013, the Fund held 14.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
GO	-	General Obligation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$82,227,222		$	– 0	–	$82,227,222
Short-Term Investments		2,305,717		– 0	–		– 0	–	2,305,717

Total Investments in Securities		2,305,717		82,227,222			– 0	–	84,532,939
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	355,143			– 0	–	355,143
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total+		$2,305,717		$82,582,365		$	– 0	–	$84,888,082

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.8%
New Jersey - 69.3%
Bergen Cnty NJ Impt Auth
Series 05
5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,647,491
Landis NJ Swr Auth
NPFGC-RE Series 93
9.801%, 9/19/19 (a)	1,600	1,889,040
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	715	716,030
Morris-Union NJ Jt Comm COP
AGM
5.00%, 8/01/26	3,320	3,455,688
RADIAN
5.00%, 5/01/14 (Pre-refunded/ETM)	1,290	1,322,650
New Jersey Ed Fac Auth
5.00%, 7/01/15 (Pre-refunded/ETM)	280	299,586
FGIC Series 2004E
5.00%, 7/01/14 (Pre-refunded/ETM)	1,000	1,023,310
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,569,850
New Jersey Ed Fac Auth (Princeton Univ)
Series 2005A
5.00%, 7/01/23	3,200	3,358,656
New Jersey Ed Fac Auth (Richard Stockton College)
Series 2008A
5.50%, 7/01/23	4,500	4,982,850
New Jersey EDA
Series 2004I
5.25%, 9/01/14 (Pre-refunded/ETM)	2,510	2,593,483
Series 2005O
5.25%, 3/01/15 (Pre-refunded/ETM)	3,200	3,384,832
AGM Series 2007U
5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	4,075,531
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	3,000	3,277,620
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,000,430
Series 02
5.25%, 6/01/24	540	545,497
New Jersey EDA (New Jersey Lease Liberty St PK)
Series 2003A
5.00%, 3/01/24	1,500	1,504,560
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2013

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/30	$4,000	$4,169,800
New Jersey EDA (NYNJ Link LLC)
5.00%, 1/01/28	1,000	1,003,890
5.50%, 1/01/27	1,000	1,063,170
New Jersey EDA (The Seeing Eye, Inc.)
5.00%, 6/01/32	4,000	4,027,080
New Jersey Hlth Care Fac Fin Auth
RADIAN Series 2004A
5.25%, 7/01/14 (Pre-refunded/ETM)	2,085	2,449,104
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,068,200
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	1,942,968
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,120,832
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,501,425
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr)
5.25%, 7/01/31	1,800	1,714,896
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/18	3,400	3,684,240
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,428,550
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/14 (Pre-refunded/ETM)	1,200	1,200,000
North Hudson Swr Auth NJ
NPFGC Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	6,273,028
Rutgers State Univ NJ
Series 2009F
5.00%, 5/01/30	1,000	1,053,310
Series 2013L
5.00%, 5/01/30	4,500	4,850,595
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41	2,000	1,407,740
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 2003A
5.25%, 8/15/23	2,885	2,889,789
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/31	$4,560	$4,663,421

		93,159,142

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	295	268,019

California - 1.3%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,307,584
Series 2008A
5.50%, 8/15/23	400	442,548

		1,750,132

District of Columbia - 2.5%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	3,070	3,439,290

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (b)	2,490	1,984,854
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	150	149,983

		2,134,837

Guam - 0.4%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	504,435

Illinois - 1.1%
Chicago IL Wtr
5.00%, 11/01/28	1,000	1,012,740
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	505	505,242

		1,517,982

New York - 9.7%
Metropolitan Trnsp Auth NY
Series 2013C
5.00%, 11/15/32	2,000	2,063,240
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	515	570,543
New York NY GO
Series 2006J
5.00%, 6/01/22	435	471,453
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012D
5.00%, 2/15/29	2,040	2,191,694

	Principal Amount (000)	U.S. $ Value
Port Authority of NY & NJ
5.00%, 7/15/30	$4,250	$4,536,238
Port Authority of NY & NJ (Jfk International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	3,175	3,193,288

		13,026,456

Ohio - 2.7%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,246,930
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (b)	500	367,925

		3,614,855

Pennsylvania - 3.6%
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,815,114

Puerto Rico - 4.7%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	900	753,057
Series 2008W
5.375%, 7/01/23	2,165	1,580,775
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	417,215
Series 2004A
5.25%, 7/01/19	710	585,764
Series 2006A
5.25%, 7/01/22	500	380,415
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,311,480
5.125%, 12/01/27	305	298,315
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/20	1,260	942,140

		6,269,161

Virginia - 0.7%
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	1,000	962,720

Total Municipal Obligations (cost $129,578,668)		131,462,143

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $1,234,950)	1,234,950	$1,234,950

Total Investments - 98.7% (cost $130,813,618) (d)		132,697,093
Other assets less liabilities - 1.3%		1,794,857

Net Assets - 100.0%		$134,491,950

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$331,845

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2013.
(b)	Illiquid security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,432,958 and gross unrealized depreciation of investments was $(3,549,483), resulting in net unrealized appreciation of $1,883,475.

As of December 31, 2013, the Fund held 24.5% of net assets in insured bonds (of this amount 49.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$125,737,016		$5,725,127		$131,462,143
Short-Term Investments		1,234,950		– 0	–	– 0	–	1,234,950

Total Investments in Securities		1,234,950		125,737,016		5,725,127		132,697,093
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	331,845		– 0	–	331,845
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,234,950		$126,068,861		$5,725,127		$133,028,938

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,891,416		$5,891,416
Accrued discounts/(premiums)	(1,785)		(1,785)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(159,504)		(159,504)
Purchases	– 0	–	– 0	–
Sales	(5,000)		(5,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$5,725,127		$5,725,127

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(159,504)		$(159,504)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,725,127	Third Party Vendor	Evaluated Quotes	$73.59 – $117.46/$98.32

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
Ohio - 74.6%
Akron OH Income Tax
Series 2012A
5.00%, 12/01/31	$4,500	$4,726,485
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,497,392
Central OH Solid Wst Auth
5.00%, 6/01/22 (Pre-refunded/ETM)	160	189,877
AMBAC Series 2004B
5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,123,624
5.00%, 6/01/22 (Pre-refunded/ETM)	155	183,943
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,270,520
Cleveland OH GO
5.00%, 12/01/28	2,215	2,347,191
AMBAC Series 04
5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,254,408
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,705,775
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 2006A
5.00%, 11/15/18	2,165	2,346,405
Cleveland OH Wtr
Series 2012X
5.00%, 1/01/27	1,500	1,643,535
Cleveland OH Wtrworks
NPFGC Series 2007O
5.00%, 1/01/23	2,500	2,702,750
Cleveland State Univ
5.00%, 6/01/30	3,000	3,139,320
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (a)	500	367,925
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,520,064
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,856,974
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31 (a)	2,000	659,080
Cuyahoga OH CCD
Series 2009C
5.00%, 8/01/24	1,545	1,689,257
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 2003A
5.00%, 12/01/23	1,280	1,280,653
Delaware OH CSD GO

	Principal Amount (000)	U.S. $ Value
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	$1,340	$1,397,727
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	865	698,046
Franklin Cnty OH MFHR (Agler Green Apts)
Series 2002A
5.65%, 5/20/32	770	772,041
5.80%, 5/20/44	1,150	1,153,116
Greater Cleveland RTA OH
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,408,158
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,343,406
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,625	1,468,919
Hamilton Cnty OH Swr Sys
Series 2013A
5.00%, 12/01/31	4,305	4,635,753
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,032,170
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,187,142
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	2,665	2,778,582
Miami Univ OH
5.00%, 9/01/31	1,000	1,059,230
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/48	1,000	741,550
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,045,970
Ohio Bldg Auth
AGM Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	1,500	1,588,260
Ohio Higher Edl Fac Commn
5.00%, 11/01/14 (Pre-refunded/ETM)	2,615	2,718,296
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/32	590	613,571
Ohio Univ
5.00%, 12/01/32	3,120	3,240,214
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,448	1,429,277
Riversouth Auth OH
Series 2004A
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,020,530

	Principal Amount (000)	U.S. $ Value
Series 2005A
5.00%, 12/01/24	$3,590	$3,766,628
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,068,433
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 2004B
4.50%, 12/01/15	2,500	2,579,575
Toledo-Lucas Cnty OH Port Auth (Csx Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,505,090
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,606,737
Youngstown OH SD GO
AGM
5.00%, 12/01/14 (Pre-refunded/ETM)	2,155	2,247,837
Ohio ST Higher Edl Fac Rev (Univ of Dayton OH)
Series 2011A
5.375%, 12/01/30	750	799,988

		93,411,424

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	285	258,934

California - 0.5%
California GO
5.25%, 4/01/29	5	5,047
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37 (b)	750	628,072

		633,119

District of Columbia - 2.6%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	3,000	3,221,310

Florida - 1.4%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (a)	1,995	1,590,274
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	220	219,976

		1,810,250

Georgia - 0.4%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	518,240

	Principal Amount (000)	U.S. $ Value
Illinois - 2.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	$928	$752,051
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/32	2,250	2,300,647
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	518	518,249

		3,570,947

New Jersey - 0.8%
Morris-Union NJ Jt Comm COP
AGM
5.00%, 8/01/25	1,000	1,051,210

New York - 3.4%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,515,920
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	748,688

		4,264,608

Pennsylvania - 0.6%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	745	759,580

Puerto Rico - 5.5%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 2006A
5.00%, 7/01/18	1,370	1,271,004
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20	2,530	1,981,698
Series 2008WW
5.375%, 7/01/24	1,030	734,905
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	417,215
Series 2006A
5.25%, 7/01/22	500	380,415
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	455,595
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	366,780
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	375	278,096
Univ of Puerto Rico
Series 2006Q

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/22	$1,350	$941,396

		6,827,104

Tennessee - 0.5%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	627,909

Texas - 5.3%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/28	5,000	5,401,850
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	799,910
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	396,459

		6,598,219

Virginia - 0.5%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	665	596,558

Total Municipal Obligations (cost $127,628,821)		124,149,412

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $324,435)	324,435	324,435

Total Investments - 99.5% (cost $127,953,256) (d)		124,473,847
Other assets less liabilities - 0.5%		686,628

Net Assets - 100.0%		$125,160,475

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$365,290

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of this security amounted to $628,072 or 0.5% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,083,802 and gross unrealized depreciation of investments was $(6,563,211), resulting in net unrealized depreciation of $(3,479,409).

As of December 31, 2013, the Fund held 28.4% of net assets in insured bonds (of this amount 35.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$114,503,198		$9,646,214		$124,149,412
Short-Term Investments		324,435		– 0	–	– 0	–	324,435

Total Investments in Securities		324,435		114,503,198		9,646,214		124,473,847
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	365,290		– 0	–	365,290
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$324,435		$114,868,488		$9,646,214		$124,839,137

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 09/30/13	$11,276,765		$11,276,765
Accrued discounts/(premiums)	(683)		(683)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,478,868)		(1,478,868)
Purchases	– 0	–	– 0	–
Sales	(151,000)		(151,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$9,646,214		$9,646,214

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(1,478,868)		$(1,478,868)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$9,646,214	Third Party Vendor	Evaluated Quotes	$32.95 – $118.67/$89.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 98.3%
Pennsylvania - 73.8%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,171,031
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
5.00%, 3/01/28	2,500	2,721,900
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	499,685
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,465,515
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 2005A
5.00%, 12/01/24	3,490	3,623,981
Bensalem Twp PA SD GO
5.00%, 6/01/30	3,345	3,622,066
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,339,273
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,422,560
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	307,761
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,664,921
Delaware Cnty PA Reg Wtr Auth
5.00%, 5/01/30	2,070	2,181,801
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/29	4,470	4,725,326
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	787,242
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	1,034,925
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	963,990
Northampton Cnty PA Gen Purp Auth (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,115,980
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	2,000	1,995,020
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,553,601
Series 2010

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/28	$1,390	$1,469,744
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 2005A
5.00%, 8/15/20	2,000	2,097,720
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	130	154,656
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,022,395
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,403,040
Pennsylvania Turnpike Comm
Series 2010B2
5.00%, 12/01/30 (a)	3,500	3,295,355
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	1,999,920
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
5.25%, 7/01/24 (b)	350	264,646
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.63%, 4/26/14 (c)	2,000	1,997,000
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,826,206
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,335,840
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,096,661
Pittsburgh PA GO
AGM Series 2006C
5.25%, 9/01/17	5,000	5,505,150
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 2005A
5.00%, 12/01/19	2,435	2,505,664
Reading PA Area Wtr Auth
5.00%, 12/01/31	1,000	1,023,550
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	1,775	1,823,031
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,579,950
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	521,149
York Cnty PA GO

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/37	$3,500	$3,597,755

		78,716,010

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	250	227,135

District of Columbia - 2.7%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	2,625	2,940,761

Florida - 1.7%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (b)	1,995	1,590,274
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	220	219,976

		1,810,250

Guam - 0.5%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	504,435

Illinois - 4.2%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	962	779,605
Chicago IL Wtr
5.00%, 11/01/29	3,235	3,255,413
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	425	425,204

		4,460,222

Massachusetts - 1.5%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,607,595

New York - 5.8%
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/30	1,735	1,868,126
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/28	4,000	4,325,080

		6,193,206

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	800	591,152
Series 2008WW

	Principal Amount (000)	U.S. $ Value
5.375%, 7/01/24	$1,530	$1,091,655
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	500	371,535
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,154,134
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,328,297
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	300	222,477
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007N
5.50%, 7/01/22	345	266,996
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	655	456,751

		7,482,997

Washington - 0.9%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	920	984,354

Total Municipal Obligations (cost $106,062,660)		104,926,965

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (d) (cost $226,403)	226,403	226,403

Total Investments - 98.5% (cost $106,289,063) (e)		105,153,368
Other assets less liabilities - 1.5%		1,547,656

Net Assets - 100.0%		$106,701,024

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Illiquid security.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,266,256 and gross unrealized depreciation of investments was $(3,401,951), resulting in net unrealized depreciation of $(1,135,695).

As of December 31, 2013, the Fund held 21.9% of net assets in insured bonds (of this amount 4.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$98,457,268		$6,469,697		$104,926,965
Short-Term Investments		226,403		– 0	–	– 0	–	226,403

Total Investments in Securities		226,403		98,457,268		6,469,697		105,153,368
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$226,403		$98,457,268		$6,469,697		$105,153,368

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$7,567,046		$7,567,046
Accrued discounts/(premiums)	2,404		2,404
Realized gain (loss)	18,743		18,743
Change in unrealized appreciation/depreciation	(118,496)		(118,496)
Purchases	– 0	–	– 0	–
Sales	(1,000,000)		(1,000,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$6,469,697		$6,469,697

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(95,959)		$(95,959)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$6,469,697	Third Party Vendor	Evaluated Quotes	$75.61 – $118.97/$91.39

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
Virginia - 69.4%
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	$1,470	$1,470,294
Bell Creek CDA VA
Series 2003A
6.75%, 3/01/22	100	100,095
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,551,003
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,000	846,710
Dulles Town Ctr CDA VA
4.25%, 3/01/26	1,000	918,540
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,200,074
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,043,850
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,074,180
Series 2012D
5.00%, 5/15/27	4,000	4,308,120
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	536,870
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	1,962,730
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,260,869
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	1,604,340
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	8,307,190
Henrico Cnty VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/30	2,000	2,047,140
Henrico Cnty VA GO
Series 2008A
5.00%, 12/01/26	1,000	1,090,200
Series 2010
5.00%, 7/15/24	6,600	7,406,916
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,297,705
Series 2009A
5.00%, 5/01/27	1,200	1,317,756
Isle Wight Cnty VA GO

	Principal Amount (000)	U.S. $ Value
Series 2008B
6.00%, 7/01/27	$3,500	$3,994,130
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,736,765
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,285,963
Lexington VA IDA (Virginia Military Institute)
Series 2006B
5.00%, 12/01/30	3,885	4,118,411
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,154,976
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,133,940
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	274,413
New Port CDA VA
5.50%, 9/01/26 (a)	919	575,193
Newport News VA IDA MFHR (Walker Village Apts)
Series 2002A
5.55%, 9/20/34	1,880	1,880,602
5.65%, 3/20/44	1,660	1,660,564
Norfolk VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/29	2,200	2,261,468
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,604,925
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,000,275
Reynolds Crossing CDA VA
5.10%, 3/01/21	1,016	1,012,627
Richmond VA GO
Series 2009A
5.00%, 7/15/27	1,400	1,556,100
AGM Series 2005A
5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,679,450
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,080,040
Roanoke VA GO (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,128,100
Suffolk VA GO
5.00%, 2/01/26	5,060	5,595,500
Series 2007A
5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,935,121
Series 2010A
5.00%, 8/01/22	2,080	2,373,238
NPFGC
5.00%, 2/01/20	1,290	1,412,627

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	$4,000	$2,490,280
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,123,020
Virginia College Bldg Auth
Series 2005A
5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,348,065
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,402,750
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,065,020
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,000,414
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,060,820
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,347,447
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	5,000	5,632,800
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/25	4,000	4,601,640
Series 2009
5.00%, 10/01/25	3,345	3,800,656
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	2,835	2,543,222
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.25%, 1/01/32	2,500	2,443,100
5.50%, 1/01/42	1,000	962,720
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
Series 2007A
5.125%, 9/01/22	710	729,568
Watkins Centre CDA VA
5.40%, 3/01/20	490	468,783

		156,819,315

Arizona - 2.2%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	3,945	4,105,443
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	335	304,361
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	679,261

		5,089,065

	Principal Amount (000)	U.S. $ Value
California - 1.3%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	$1,910	$2,143,765
Series 2008A
5.50%, 8/15/23	660	730,204

		2,873,969

Colorado - 0.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,244,424

District of Columbia - 8.7%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	5,046,719
Metro Washington Arpt Auth VA
Series 2009C
5.125%, 10/01/34	5,130	5,403,583
Series 2012A
5.00%, 10/01/30	2,480	2,570,396
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	3,326,867
Washington DC Metro Area Trnst Auth
Series 2009A
5.25%, 7/01/27	3,000	3,292,950

		19,640,515

Florida - 0.6%
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	394,500
5.25%, 10/01/30	1,000	988,950

		1,383,450

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	518,240

Illinois - 2.0%
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/33	4,085	4,144,028
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	425	425,204

		4,569,232

Michigan - 0.7%
Michigan Pub Pwr Agy

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 1/01/32	$1,575	$1,581,158

New York - 3.8%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,023,149
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	605	670,249
5.00%, 6/01/22	520	563,576
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	1,275	1,281,311

		8,538,285

Puerto Rico - 6.2%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20	800	626,624
NPFGC Series 2003N
5.25%, 7/01/21	2,000	1,807,360
NPFGC Series 2007U
5.00%, 7/01/19	3,000	2,759,970
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	417,215
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	455,595
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,580,427
5.125%, 12/01/27	290	283,643
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	1,840	1,836,302
FGIC Series 2003G
5.25%, 7/01/14	365	364,266
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	340	252,141
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,368
5.50%, 8/01/28	2,975	2,339,451
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	1,740	1,213,354

		13,966,716

Texas - 1.3%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)

	Principal Amount (000)	U.S. $ Value
7.00%, 6/30/40	$1,110	$1,199,866
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Proj Segment#3)
6.75%, 6/30/43	1,000	1,043,080
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	594,688

		2,837,634

Washington - 0.8%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,428,383
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	388,600

		1,816,983

Wisconsin - 1.2%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,700	2,677,266

Total Investments - 98.9% (cost $222,869,324) (c)		223,556,252
Other assets less liabilities - 1.1%		2,496,787

Net Assets - 100.0%		$226,053,039

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$806,872

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,443,352 and gross unrealized depreciation of investments was $(5,756,424), resulting in net unrealized appreciation of $686,928.

As of December 31, 2013, the Fund held 13.3% of net assets in insured bonds (of this amount 19.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$217,025,986		$6,530,266		$223,556,252

Total Investments in Securities		– 0	–	217,025,986		6,530,266		223,556,252
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	806,872		– 0	–	806,872
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$217,832,858		$6,530,266		$224,363,124

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$6,582,073		$6,582,073
Accrued discounts/(premiums)	2,151		2,151
Realized gain (loss)	699		699
Change in unrealized appreciation/depreciation	(49,657)		(49,657)
Purchases	– 0	–	– 0	–
Sales	(5,000)		(5,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$6,530,266		$6,530,266

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$(49,657)		$(49,657)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$6,530,266	Third Party Vendor	Evaluated Quotes	$62.59 – $109.77/$88.34

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014